Reportable Segments	12 Months Ended
Apr. 30, 2013
Segment Reporting [Abstract]
Reportable Segments
NOTE 5	REPORTABLE SEGMENTS

We operate in one industry: the manufacturing and marketing of food products. We have three reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, and International, Foodservice, and Natural Foods. The U.S. Retail Coffee segment primarily represents the domestic sales of Folgers, Dunkin’ Donuts, Millstone, Café Bustelo, and Café Pilon branded coffee; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Jif, Smucker’s, Pillsbury, Crisco, Martha White, Hungry Jack, and Eagle Brand branded products; and the International, Foodservice, and Natural Foods segment is comprised of products distributed domestically and in foreign countries through retail channels, foodservice distributors and operators (e.g., restaurants, lodging, schools and universities, health care operators), and health and natural foods stores and distributors.

Segment profit represents revenue, less direct and allocable operating expenses, and is consistent with the way in which we manage segments. However, we do not represent that the segments, if operated independently, would report the segment profit set forth below, as segment profit excludes certain operating expenses such as corporate administrative expenses. Segment assets represent direct and allocable assets, including certain corporate-held assets such as property, plant, and equipment, and are also set forth in the following table.

	Year Ended April 30,
	2013	2012	2011
Net sales:
U.S. Retail Coffee	$2,306.5	$2,297.7	$1,930.9
U.S. Retail Consumer Foods	2,214.8	2,094.5	1,953.0
International, Foodservice, and Natural Foods	1,376.4	1,133.6	941.8

Total net sales	$5,897.7	$5,525.8	$4,825.7

Segment profit:
U.S. Retail Coffee	$607.5	$543.0	$536.1
U.S. Retail Consumer Foods	415.3	393.3	406.5
International, Foodservice, and Natural Foods	198.2	168.6	159.6

Total segment profit	$1,221.0	$1,104.9	$1,102.2

Interest expense – net	(93.4)	(79.8)	(67.1)
Share-based compensation expense	(20.5	(19.3)	(19.9)
Cost of products sold – restructuring and merger and integration	(11.5)	(43.2)	(54.1)
Other restructuring and merger and integration costs	(42.8)	(72.5)	(59.1)
Other special project costs	(6.7)	—	—
Corporate administrative expenses	(229.1)	(191.6)	(184.8)
Other income – net	0.3	2.7	—

Income before income taxes	$817.3	$701.2	$717.2

Assets:
U.S. Retail Coffee	$4,882.4	$5,033.6	$4,830.1
U.S. Retail Consumer Foods	2,618.2	2,612.7	2,416.0
International, Foodservice, and Natural Foods	1,201.3	1,179.6	684.4
Unallocated (A)	329.9	289.3	394.1

Total assets	$9,031.8	$9,115.2	$8,324.6

Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$100.7	$102.3	$95.4
U.S. Retail Consumer Foods	47.1	46.7	43.3
International, Foodservice, and Natural Foods	63.7	37.7	41.7
Unallocated (B)	39.4	64.9	76.8

Total depreciation, amortization, and impairment charges	$250.9	$251.6	$257.2

Additions to property, plant, and equipment:
U.S. Retail Coffee	$46.5	$86.9	$59.9
U.S. Retail Consumer Foods	85.1	159.5	88.2
International, Foodservice, and Natural Foods	74.9	27.8	32.0

Total additions to property, plant, and equipment	$206.5	$274.2	$180.1

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.

(B)	Primarily represents unallocated depreciation expense included in cost of products sold – restructuring and merger and integration and corporate administrative expense.

The following table presents certain geographical information.

	Year Ended April 30,
	2013	2012	2011
Net sales:
Domestic	$5,355.9	$5,014.7	$4,358.1
International:
Canada	$459.5	$447.0	$409.7
All other international	82.3	64.1	57.9

Total international	$541.8	$511.1	$467.6

Total net sales	$5,897.7	$5,525.8	$4,825.7

Assets: (A)
Domestic	$8,585.4	$8,683.5	$7,912.3
International:
Canada	$396.3	$386.0	$406.6
All other international	50.1	45.7	5.7

Total international	$446.4	$431.7	$412.3

Total assets	$9,031.8	$9,115.2	$8,324.6

Long-lived assets (excluding goodwill and other intangible assets):
Domestic	$1,234.7	$1,164.8	$886.0
International:
Canada	$20.6	$28.1	$48.1
All other international	39.0	37.2	0.7

Total international	$59.6	$65.3	$48.8

Total long-lived assets (excluding goodwill and other intangible assets)	$1,294.3	$1,230.1	$934.8

(A)	Amounts in 2012, previously recognized in domestic, were adjusted to reflect the Seamild equity investment as all other international. See Note 3: Equity Method Investment for additional information.

The following table presents product sales information.

	Year Ended April 30,
	2013	2012	2011
Coffee	48%	48%	44%
Peanut butter	13	12	12
Fruit spreads	6	7	8
Shortening and oils	6	7	7
Baking mixes and frostings	6	6	6
Canned milk	4	5	5
Flour and baking ingredients	4	5	5
Juices and beverages	3	2	3
Frozen handheld	3	2	2
Portion control	2	2	3
Toppings and syrups	2	2	2
Other	3	2	3

Total product sales	100%	100%	100%